Taxes on Income (Details) - Schedule of taxes on income included in profit or loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Taxes on Income Included In Profit or Loss [Abstract]
Current taxes	$ 131	$ 412
Deferred taxes	(1,002)	58
Tax previous years	132
Total	$ (739)	$ 470